INVENTORIES	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [text block] [Abstract]
Disclosure of inventories [text block]

NOTE 10 - INVENTORIES

The composition of Inventories is as follows:

	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Technical stock	315,286	233,276
Non-technical stock	38,946	46,068
Total	354,232	279,344

The items included in this heading are spare parts and materials that will be used mainly in consumption in in-flight and maintenance services provided to the Company and third parties, which are valued at average cost, net of provision for obsolescence, as per the following detail:

	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Provision for obsolescence Technical stock	21,193	20,500
Provision for obsolescenceNon-technical stock	11,610	4,621
Total	32,803	25,121

The resulting amounts do not exceed the respective net realization values.

For the period ended December 31, 2019, the Company recorded ThUS$ 133,286 (ThUS$ 120,214 for the period ended December 31, 2018) in results, mainly related to on-board consumption and maintenance, which is part of the Cost of sales.